UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland February 1, 2008

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	54

Form 13F Information Table Value Total:	136936

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcatel ADS                    COM              013904305      699    95449 SH       SOLE                    95449
Altria Group Inc               COM              02209S103      320     4235 SH       SOLE                     4235
American Express Co.           COM              025816109     2482    47719 SH       SOLE                    47719
Amgen Inc.                     COM              031162100     2039    43914 SH       SOLE                    43914
Apple Inc.                     COM              037833100     6193    31264 SH       SOLE                    31264
Applied Materials Inc.         COM              038222105     2392   134692 SH       SOLE                   134692
Barr Pharmaceuticals Inc       COM              068306109     6228   117280 SH       SOLE                   117280
Bristol-Myers Squibb Co.       COM              110122108     2605    98210 SH       SOLE                    98210
CIBER Inc.                     COM              17163B102     1344   219900 SH       SOLE                   219900
CIGNA Corporation              COM              125509109      262     4878 SH       SOLE                     4878
Capital One Financial Corp.    COM              14040H105     1363    28840 SH       SOLE                    28840
Citigroup, Inc.                COM              172967101     2745    93243 SH       SOLE                    93243
Computer Sciences Corp         COM              205363104     3004    60728 SH       SOLE                    60728
Conseco, Inc.                  COM              208464883     1196    95224 SH       SOLE                    95224
Costco Wholesale Corp          COM              22160K105     5679    81405 SH       SOLE                    81405
Deere & Company                COM              244199105      466     5000 SH       SOLE                     5000
Discover Financial Service     COM              254709108     2687   178163 SH       SOLE                   178163
DuPont de Nemours & Co.        COM              263534109     3013    68335 SH       SOLE                    68335
EMC Corporation                COM              268648102     4117   222175 SH       SOLE                   222175
Exxon Mobil Corporation        COM              30231G102     6335    67616 SH       SOLE                    67616
Gap Inc.                       COM              364760108     2124    99800 SH       SOLE                    99800
General Electric Co            COM              369604103     4255   114794 SH       SOLE                   114794
General Motors Corp.           COM              370442105     1881    75590 SH       SOLE                    75590
Hartford Financial Services    COM              416515104     3466    39750 SH       SOLE                    39750
Honeywell Intl Inc             COM              438516106     4572    74252 SH       SOLE                    74252
IBM Corp                       COM              459200101     4955    45840 SH       SOLE                    45840
Illinois Tool Works Inc.       COM              452308109      894    16705 SH       SOLE                    16705
Intel Corporation              COM              458140100     5139   192743 SH       SOLE                   192743
JPMorgan Chase & Co            COM              46625H100     3490    79948 SH       SOLE                    79948
Johnson & Johnson              COM              478160104      246     3690 SH       SOLE                     3690
Legg Mason                     COM              524901105     2388    32649 SH       SOLE                    32649
Lowes Companies Inc.           COM              548661107     2144    94777 SH       SOLE                    94777
Marsh & McLennan Cos           COM              571748102     2409    91010 SH       SOLE                    91010
Merck & Co. Inc.               COM              589331107      273     4700 SH       SOLE                     4700
Micron Technology Inc          COM              595112103     1509   208135 SH       SOLE                   208135
Microsoft Corporation          COM              594918104     3528    99095 SH       SOLE                    99095
Morgan Stanley                 COM              617446448     2837    53413 SH       SOLE                    53413
Motorola Inc.                  COM              620076109     3038   189429 SH       SOLE                   189429
Nokia Corporation              COM              654902204     4380   114087 SH       SOLE                   114087
Palm, Inc.                     COM              696643105       91    14330 SH       SOLE                    14330
PepsiCo, Inc.                  COM              713448108      265     3490 SH       SOLE                     3490
Pfizer Inc.                    COM              717081103     2596   114217 SH       SOLE                   114217
Schering-Plough Corp.          COM              806605101     1605    60260 SH       SOLE                    60260
Seagate Technology             COM              G7945J104      788    30920 SH       SOLE                    30920
Telkonet, Inc.                 COM              879604106      782   941700 SH       SOLE                   941700
Texas Instruments, Inc.        COM              882508104     4400   131745 SH       SOLE                   131745
Time Warner Inc                COM              887317105     1009    61118 SH       SOLE                    61118
Unum Group                     COM              91529Y106      935    39288 SH       SOLE                    39288
Verizon Communications, Inc.   COM              92343V104     5064   115907 SH       SOLE                   115907
Windstream Corporation         COM              97381W104     2894   222282 SH       SOLE                   222282
Wyndham Worldwide Corp         COM              98310W108     1568    66563 SH       SOLE                    66563
Yahoo! Inc.                    COM              984332106     1347    57900 SH       SOLE                    57900
eBay Inc.                      COM              278642103     4896   147507 SH       SOLE                   147507
Storage Computer Corp.                          86211A101        1   672775 SH       SOLE                   672775